LONG-TERM DEBT (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM DEBT
Total long-term debt	$ 714.5	$ 780.5
Senior unsecured notes - due November 15, 2022
LONG-TERM DEBT
Total long-term debt	397.4	495.3
Senior unsecured notes - due May 15, 2025
LONG-TERM DEBT
Total long-term debt	287.1	285.2
Credit Facility [Member]
LONG-TERM DEBT
Total long-term debt	$ 30.0	$ 0.0